Risk Management Activities - Non-Hedges (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	CAD (1)	CAD (5)	CAD 4
Gains (losses) on change in fair value of derivatives	45	63	51
Gains on change in fair value of derivatives	28	9	(1)
Unrealised Loss On Change In Fair Value Of Derivatives	(2)	4	(11)
Unrealised Gains On Change In Fair Value Of Derivatives	30	5	CAD 10
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	CAD (6)	CAD (5)